Borrowings - Schedule of Convertible Notes Measured at Fair Value (Details)	Mar. 31, 2023 USD ($)
Debt Instrument [Line Items]
Convertible note at fair value	$ 23,032,002
Convertible Note 2019
Debt Instrument [Line Items]
Convertible note at fair value	5,379,110
Convertible Note 2020
Debt Instrument [Line Items]
Convertible note at fair value	$ 17,652,892